Segmented Information (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	May 31, 2021	May 31, 2022	May 31, 2021	Aug. 31, 2021
Reserve Quantities [Line Items]
Revenue		$ 9,066
Non-current assets		50,921		$ 41,100
Tanzania [Member]
Reserve Quantities [Line Items]
Revenue		9,066
Non-current assets		50,921		41,072
Canada [Member]
Reserve Quantities [Line Items]
Non-current assets				$ 28